Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans	12 Months Ended
Dec. 31, 2022 $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Options outstanding (in Shares) | shares	2,132,763
Weighted Average remaining contractual Term	3 years 3 months 18 days
Weighted average exercise price	$ 21.51
Options Exercisable (in Shares) | shares	1,010,513
Weighted Average Exercise price of Options Exercisable	$ 16.21
Exercise Price Range 8 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price	$ 8
Options outstanding (in Shares) | shares	2,000
Weighted Average remaining contractual Term	1 year 2 months 4 days
Weighted average exercise price	$ 8
Options Exercisable (in Shares) | shares	2,000
Weighted Average Exercise price of Options Exercisable	$ 8
Exercise Price Range 8.37-10.02 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	8.37
Ranges of exercise price, upper limit	$ 10.02
Options outstanding (in Shares) | shares	590,097
Weighted Average remaining contractual Term	9 months 25 days
Weighted average exercise price	$ 9.96
Options Exercisable (in Shares) | shares	590,097
Weighted Average Exercise price of Options Exercisable	$ 9.96
Exercise Price Range 10.78-18.77 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	10.78
Ranges of exercise price, upper limit	$ 18.77
Options outstanding (in Shares) | shares	220,416
Weighted Average remaining contractual Term	4 years 3 months 18 days
Weighted average exercise price	$ 16.49
Options Exercisable (in Shares) | shares	62,916
Weighted Average Exercise price of Options Exercisable	$ 11.99
Exercise Price Range 22.54-24.33 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	22.54
Ranges of exercise price, upper limit	$ 24.33
Options outstanding (in Shares) | shares	423,250
Weighted Average remaining contractual Term	4 years 5 months 1 day
Weighted average exercise price	$ 23.1
Options Exercisable (in Shares) | shares	141,250
Weighted Average Exercise price of Options Exercisable	$ 23.69
Exercise Price Range 27.79-31.57 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	27.79
Ranges of exercise price, upper limit	$ 31.57
Options outstanding (in Shares) | shares	830,000
Weighted Average remaining contractual Term	4 years 10 days
Weighted average exercise price	$ 29.27
Options Exercisable (in Shares) | shares	197,500
Weighted Average Exercise price of Options Exercisable	$ 29.46
Exercise Price Range 33.99 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price	$ 33.99
Options outstanding (in Shares) | shares	67,000
Weighted Average remaining contractual Term	4 years 11 months 1 day
Weighted average exercise price	$ 33.99
Options Exercisable (in Shares) | shares	16,750
Weighted Average Exercise price of Options Exercisable	$ 33.99